Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net
Finished products and work in process	$ 48,500	$ 46,269
Raw materials	4,289	4,621
Inventories, net	52,789	50,890
Valued at lower of cost or market:
LIFO basis	31,072	39,555
Valued at lower of cost and net realizable value:
FIFO or average cost basis	21,717	11,335
Inventories, net	$ 52,789	$ 50,890